INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 5,006	$ 4,685	$ 3,955
Finished goods	2,724	2,514	2,791
Deferred inventory costs	1,129	1,054	1,147
Inventories, including deferred inventory costs	$ 8,859	$ 8,253	$ 7,893